Commitments and Contingencies (Details 2)	Dec. 31, 2021 USD ($)
Commitments and Contingencies
2022	$ 28,935
2023	33,244
2024	28,610
Total minimum lease payments	90,789
Less imputed interest	(14,559)
Present value of lease liabilities	76,230
Less current portion of operating lease liability	(21,019)
Non-current operating lease liability	$ 55,211